CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS EQUITY (DEFICIT) (Parentheticals) - Additional Paid-in Capital [Member] - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Preferred stock dividends, per share	$ 3.62	$ 3.62
Preferred stock dividends, stated value per year	10.00%	10.00%